Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Index Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV6-NPRT1-0423
1.9867762.107
Common Stocks - 95.3%
	Shares	Value ($)
Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	2,313,000	2,065,774
Beijing Enterprises Water Group Ltd.	1,852,000	473,252
China Gas Holdings Ltd.	1,464,500	2,279,962
China Resource Gas Group Ltd.	453,200	1,905,814
China Ruyi Holdings Ltd. (a)	2,692,000	719,794
Cosco Shipping Ports Ltd.	880,473	666,083
Credicorp Ltd. (United States)	35,009	4,701,709
Kunlun Energy Co. Ltd.	1,909,000	1,505,543
Nine Dragons Paper (Holdings) Ltd.	807,000	723,439
Orient Overseas International Ltd.	65,000	1,080,485
Shenzhen International Holdings Ltd.	620,019	604,919
TOTAL BERMUDA		16,726,774
Brazil - 3.8%
Ambev SA	2,319,698	6,242,160
Atacadao SA	283,600	919,020
B3 SA - Brasil Bolsa Balcao	2,983,740	7,617,609
Banco Bradesco SA	805,612	2,002,802
Banco BTG Pactual SA unit	576,800	2,456,596
Banco do Brasil SA	420,805	3,373,867
Banco Santander SA (Brasil) unit	185,000	1,055,050
BB Seguridade Participacoes SA	343,358	2,555,417
BRF SA (a)	291,550	457,171
CCR SA	602,312	1,395,345
Centrais Eletricas Brasileiras SA (Electrobras)	593,697	4,754,207
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	167,700	1,838,777
Companhia Siderurgica Nacional SA (CSN)	325,200	1,185,155
Cosan SA	597,724	1,966,391
CPFL Energia SA	115,000	753,935
Energisa SA unit	97,200	808,995
ENGIE Brasil Energia SA	77,020	597,037
Equatorial Energia SA	499,100	2,754,916
Hapvida Participacoes e Investimentos SA (b)	2,273,443	2,306,450
Hypera SA	202,900	1,854,611
JBS SA	380,800	1,506,307
Klabin SA unit	370,800	1,412,697
Localiza Rent a Car SA	365,274	4,260,559
Localiza Rent a Car SA	1,812	15,081
Lojas Renner SA	487,601	2,077,657
Magazine Luiza SA	1,487,908	1,298,472
Natura & Co. Holding SA	440,026	1,261,229
Petro Rio SA (a)	346,000	2,869,531
Petroleo Brasileiro SA - Petrobras (ON)	1,769,508	10,269,233
Raia Drogasil SA	522,100	2,553,778
Rede D'Oregon Sao Luiz SA (b)	284,017	1,784,793
Rumo SA	636,900	2,306,054
Sendas Distribuidora SA	464,300	1,797,273
Suzano Papel e Celulose SA	366,912	3,350,874
Telefonica Brasil SA	242,700	1,999,431
TIM SA	397,400	922,984
Totvs SA	257,400	1,524,736
Ultrapar Participacoes SA	357,138	927,969
Vale SA	1,870,473	34,824,262
Vibra Energia SA	574,949	1,864,283
Weg SA	823,780	6,205,572
TOTAL BRAZIL		131,928,286
British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(c)	41,654	16,400
Cayman Islands - 19.1%
3SBio, Inc. (b)	712,500	776,072
AAC Technology Holdings, Inc. (a)	355,133	946,356
Airtac International Group	68,926	2,355,173
Alibaba Group Holding Ltd. (a)	7,252,316	99,709,692
Anta Sports Products Ltd.	597,400	9,061,733
Autohome, Inc. ADR Class A	36,921	1,287,066
Baidu, Inc. Class A (a)	1,078,574	18,130,873
BeiGene Ltd. (a)	342,732	6,736,575
Bilibili, Inc. Class Z (a)	90,001	2,246,131
Bosideng International Holdings Ltd.	1,602,000	892,758
C&D International Investment Group Ltd.	312,000	992,034
Chailease Holding Co. Ltd.	697,078	5,248,732
China Conch Venture Holdings Ltd.	800,100	1,697,880
China Feihe Ltd. (b)	1,742,000	1,671,341
China Hongqiao Group Ltd.	1,148,200	1,335,500
China Huishan Dairy Holdings Co. Ltd. (a)(c)	2,302,000	3
China Liansu Group Holdings Ltd.	537,000	610,410
China Literature Ltd. (a)(b)	200,300	1,050,153
China Medical System Holdings Ltd.	662,000	1,142,756
China Meidong Auto Holding Ltd.	328,000	813,813
China Mengniu Dairy Co. Ltd.	1,548,000	7,467,355
China Overseas Property Holdings Ltd.	645,000	843,679
China Resources Cement Holdings Ltd.	1,122,000	648,880
China Resources Land Ltd.	1,568,812	7,518,621
China Resources Microelectronics Ltd. (A Shares)	33,478	273,213
China Resources Mixc Lifestyle Services Ltd. (b)	335,200	1,931,308
China State Construction International Holdings Ltd.	991,500	1,187,563
ChinaSoft International Ltd.	1,324,000	1,164,025
Chow Tai Fook Jewellery Group Ltd.	983,800	2,105,983
Country Garden Holdings Co. Ltd.	6,083,662	2,282,779
Country Garden Services Holdings Co. Ltd.	1,073,000	2,900,816
Dali Foods Group Co. Ltd. (b)	1,015,800	452,975
Daqo New Energy Corp. ADR (a)	29,341	1,335,309
Dongyue Group Co. Ltd.	643,000	769,782
ENN Energy Holdings Ltd.	387,243	5,834,485
GCL Technology Holdings Ltd. (a)	9,943,000	2,753,508
GDS Holdings Ltd. Class A (a)	427,552	1,246,788
Geely Automobile Holdings Ltd.	2,949,517	4,785,002
Genscript Biotech Corp. (a)	570,000	1,931,456
Greentown China Holdings Ltd.	431,500	636,192
Greentown Service Group Co. Ltd.	714,000	521,261
H World Group Ltd. ADR	94,417	4,482,919
Haichang Ocean Park Holdings Ltd. (a)(b)	1,573,000	371,539
Haidilao International Holding Ltd. (a)(b)	545,000	1,486,059
Haitian International Holdings Ltd.	315,000	966,721
Hansoh Pharmaceutical Group Co. Ltd. (b)	580,000	1,187,093
Hengan International Group Co. Ltd.	313,900	1,544,187
Hygeia Healthcare Holdings Co. (a)(b)	166,000	1,317,480
Innovent Biologics, Inc. (a)(b)	503,500	2,742,289
iQIYI, Inc. ADR (a)	213,267	1,428,889
JD Health International, Inc. (a)(b)	543,900	4,516,730
JD.com, Inc. Class A	1,054,750	31,319,088
Jiumaojiu International Holdings Ltd. (b)	355,000	909,575
JOYY, Inc. ADR	22,858	815,573
Kanzhun Ltd. ADR (a)	89,149	2,165,429
KE Holdings, Inc. ADR (a)	325,955	5,978,015
Kingboard Chemical Holdings Ltd.	327,400	1,337,376
Kingboard Laminates Holdings Ltd.	436,500	532,233
Kingdee International Software Group Co. Ltd. (a)	1,275,000	2,782,702
Kingsoft Corp. Ltd.	468,200	1,723,932
Koolearn Technology Holding Ltd. (a)(b)	196,500	1,596,026
Kuaishou Technology Class B (a)(b)	862,800	7,591,618
Li Auto, Inc. Class A (a)	626,236	7,662,771
Li Ning Co. Ltd.	1,153,000	11,398,171
Longfor Properties Co. Ltd. (b)(d)	921,700	3,045,400
Lufax Holding Ltd. ADR	335,229	1,022,448
Meituan Class B (a)(b)	2,504,620	55,992,981
Microport Scientific Corp. (a)	312,200	979,629
Minth Group Ltd.	370,000	1,085,951
NetEase, Inc.	963,620	17,096,660
New Oriental Education & Technology Group, Inc. (a)	746,710	3,169,650
NIO, Inc. sponsored ADR (a)(d)	669,707	8,083,363
Parade Technologies Ltd.	38,000	1,174,083
Pinduoduo, Inc. ADR (a)	247,386	24,238,880
Ping An Healthcare and Technology Co. Ltd. (a)(b)	246,000	651,408
Pop Mart International Group Ltd. (b)(d)	269,600	874,187
Sany Heavy Equipment International Holdings Co. Ltd.	492,000	497,019
Shenzhou International Group Holdings Ltd.	404,500	5,094,119
Silergy Corp.	158,000	3,212,433
Sino Biopharmaceutical Ltd.	5,068,750	2,949,443
Smoore International Holdings Ltd. (b)(d)	892,000	1,344,660
Sunny Optical Technology Group Co. Ltd.	348,700	4,706,452
TAL Education Group ADR (a)	220,661	1,613,032
Tencent Holdings Ltd.	3,058,400	149,032,527
Tencent Music Entertainment Group ADR (a)	348,002	2,919,737
Tingyi (Cayman Islands) Holding Corp.	967,000	1,608,714
Tongcheng Travel Holdings Ltd. (a)	598,400	1,355,861
Topsports International Holdings Ltd. (b)	868,000	817,884
Trip.com Group Ltd. ADR (a)	266,773	9,806,575
Uni-President China Holdings Ltd.	552,000	531,048
Vinda International Holdings Ltd.	177,000	488,475
Vipshop Holdings Ltd. ADR (a)	204,514	3,163,832
Want Want China Holdings Ltd.	2,331,418	1,518,453
Weibo Corp. sponsored ADR (a)	34,628	787,787
Wuxi Biologics (Cayman), Inc. (a)(b)	1,773,000	14,805,274
Xiaomi Corp. Class B (a)(b)	7,473,000	12,362,203
Xinyi Solar Holdings Ltd.	2,393,538	3,113,905
XPeng, Inc. Class A (a)	476,850	2,509,666
XTEP International Holdings Ltd.	646,500	862,017
Yadea Group Holdings Ltd. (b)	600,000	1,367,914
Yihai International Holding Ltd.	230,000	818,446
Zai Lab Ltd. ADR (a)	43,093	1,815,939
Zhen Ding Technology Holding Ltd.	325,000	1,199,068
Zhongsheng Group Holdings Ltd. Class H	296,100	1,675,389
ZTO Express, Inc. sponsored ADR	206,793	5,895,668
TOTAL CAYMAN ISLANDS		656,440,626
Chile - 0.4%
Banco de Chile	22,245,480	2,430,879
Banco de Credito e Inversiones	28,920	871,790
Banco Santander Chile	32,175,565	1,352,646
Cencosud SA	692,332	1,243,520
Compania Cervecerias Unidas SA	64,172	492,884
Compania Sud Americana de Vapores SA	7,661,538	664,961
Empresas CMPC SA	553,121	951,100
Empresas COPEC SA	190,492	1,436,786
Enel Americas SA	10,479,864	1,387,390
Enel Chile SA	13,497,921	637,297
Falabella SA	372,019	864,449
TOTAL CHILE		12,333,702
China - 11.9%
360 Security Technology, Inc. (A Shares)	213,500	221,994
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	64,500	195,648
3Peak, Inc. (A Shares)	3,537	152,392
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	18,153	283,684
AECC Aero-Engine Control Co. Ltd. (A Shares)	40,700	157,144
AECC Aviation Power Co. Ltd.	78,900	531,765
Agricultural Bank of China Ltd.:
(A Shares)	1,085,700	468,091
(H Shares)	16,035,297	5,771,640
Aier Eye Hospital Group Co. Ltd. (A Shares)	206,531	1,009,086
Air China Ltd.:
(A Shares) (a)	170,100	260,827
(H Shares) (a)	932,000	831,701
Aluminum Corp. of China Ltd.:
(A shares)	332,300	261,708
(H Shares)	1,972,000	1,053,825
Amlogic Shanghai Co. Ltd. (A Shares) (a)	12,177	140,377
Angel Yeast Co. Ltd. (A Shares)	26,600	164,218
Anhui Conch Cement Co. Ltd.:
(A Shares)	159,100	694,855
(H Shares)	543,400	2,062,977
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	7,500	309,625
(B Shares)	66,057	1,129,529
Anhui Honglu Steel Construction Group Co. Ltd.	21,190	104,768
Anhui Kouzi Distillery Co. Ltd. (A Shares)	17,900	148,190
Anhui Yingjia Distillery Co. Ltd. (A Shares)	19,800	192,724
Anjoy Foods Group Co. Ltd. (A Shares)	8,600	203,403
Apeloa Pharmaceutical Co. Ltd. A Shares	35,400	127,642
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	28,900	124,443
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	10,060	239,118
Avary Holding Shenzhen Co. Ltd. (A Shares)	58,400	250,239
AVIC Capital Co. Ltd. (A Shares)	281,800	219,079
AVIC Electromechanical Systems Co. Ltd. (A Shares)	121,900	199,318
AviChina Industry & Technology Co. Ltd. (H Shares)	1,238,000	643,899
Avicopter PLC (A Shares)	18,100	129,489
Bank of Beijing Co. Ltd. (A Shares)	633,225	398,949
Bank of Changsha Co. Ltd. (A Shares)	121,900	124,067
Bank of Chengdu Co. Ltd. (A Shares)	107,200	231,105
Bank of China Ltd. (H Shares)	40,154,464	15,285,391
Bank of Communications Co. Ltd.:
(A Shares)	913,900	657,002
(H Shares)	4,576,176	2,828,531
Bank of Hangzhou Co. Ltd. (A Shares)	175,700	339,434
Bank of Jiangsu Co. Ltd. (A Shares)	434,643	478,733
Bank of Nanjing Co. Ltd. (A Shares)	304,600	469,003
Bank of Ningbo Co. Ltd. (A Shares)	193,820	944,640
Bank of Shanghai Co. Ltd. (A Shares)	429,880	381,751
Bank of Suzhou Co. Ltd.	109,700	127,119
Baoshan Iron & Steel Co. Ltd. (A Shares)	666,700	611,327
BBMG Corp. (A Shares)	263,000	98,654
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	875,000	665,486
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	120,500	163,963
Beijing Easpring Material Technology Co. Ltd. (A Shares)	15,400	154,558
Beijing Enlight Media Co. Ltd. (A Shares)	85,100	103,638
Beijing Kingsoft Office Software, Inc. (A Shares)	13,535	565,220
Beijing New Building Materials PLC (A Shares)	52,600	223,101
Beijing Originwater Technology Co. Ltd. (A Shares)	118,700	86,313
Beijing Shiji Information Technology Co. Ltd. (A Shares)	51,316	130,217
Beijing Tongrentang Co. Ltd. (A Shares)	40,700	284,791
Beijing United Information Technology Co. Ltd. (A Shares)	14,810	212,919
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	17,880	355,890
Beijing Yanjing Brewery Co. Ltd. (A Shares)	86,400	144,201
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	6,700	103,837
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	12,000	154,298
Betta Pharmaceuticals Co. Ltd. (A Shares)	12,300	109,648
BGI Genomics Co. Ltd.	12,900	104,201
Bloomage Biotechnology Corp. Ltd. (A Shares)	9,475	175,366
BOC International China Co. Ltd.	83,900	140,399
BOE Technology Group Co. Ltd. (A Shares)	1,119,200	661,301
BTG Hotels Group Co. Ltd.	32,900	113,888
By-Health Co. Ltd. (A Shares)	51,700	176,909
BYD Co. Ltd.:
(A Shares)	51,400	2,196,290
(H Shares)	405,300	12,834,859
Caitong Securities Co. Ltd.	140,100	162,412
CECEP Solar Energy Co. Ltd. (A Shares)	118,600	134,986
CECEP Wind-Power Corp. (A Shares)	232,700	137,544
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	25,000	127,624
CGN Power Co. Ltd. (H Shares) (b)	4,136,447	966,519
Changchun High & New Technology Industry Group, Inc. (A Shares)	11,900	355,467
Changjiang Securities Co. Ltd. (A Shares)	170,000	145,118
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	8,500	170,832
Chaozhou Three-Circle Group Co. (A Shares)	57,900	286,659
Chengtun Mining Group Co. Ltd. (A Shares)	87,400	81,898
Chengxin Lithium Group Co. Ltd. (A Shares)	28,000	178,150
China Baoan Group Co. Ltd. (A Shares)	75,600	140,746
China Cinda Asset Management Co. Ltd. (H Shares)	4,302,000	610,792
China CITIC Bank Corp. Ltd. (H Shares)	4,379,051	2,112,674
China Coal Energy Co. Ltd. (H Shares)	1,014,000	813,712
China Communications Services Corp. Ltd. (H Shares)	772,000	293,777
China Construction Bank Corp. (H Shares)	47,417,000	30,692,594
China CSSC Holdings Ltd. (A Shares)	132,500	466,590
China Eastern Airlines Corp. Ltd. (A Shares) (a)	336,100	267,833
China Energy Engineering Corp. Ltd. (A Shares)	976,500	340,424
China Everbright Bank Co. Ltd.:
(A Shares)	1,530,200	696,524
(H Shares)	1,045,000	333,580
China Galaxy Securities Co. Ltd.:
(A Shares)	42,500	61,869
(H Shares)	1,941,500	1,046,573
China Great Wall Securities Co. Ltd. (A Shares)	100,200	135,607
China Greatwall Technology Group Co. Ltd. (A Shares)	93,900	169,693
China International Capital Corp. Ltd.	53,600	318,171
China International Capital Corp. Ltd. (H Shares) (b)	692,200	1,546,810
China Jushi Co. Ltd. (A Shares)	125,114	273,989
China Life Insurance Co. Ltd.:
(A Shares)	38,900	196,579
(H Shares)	3,784,747	6,966,859
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,640,000	2,263,924
China Meheco Co. Ltd. (A Shares)	45,000	102,241
China Merchants Bank Co. Ltd.:
(A Shares)	479,000	2,937,089
(H Shares)	2,032,421	13,182,544
China Merchants Energy Shipping Co. Ltd. (A Shares)	237,300	225,218
China Merchants Securities Co. Ltd. (A Shares)	217,650	461,728
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	228,300	503,009
China Minmetals Rare Earth Co. Ltd. (A Shares) (a)	28,800	176,598
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,192,400	616,880
(H Shares)	2,871,561	1,073,609
China National Building Materials Co. Ltd. (H Shares)	1,902,000	1,745,193
China National Chemical Engineering Co. Ltd. (A Shares)	185,308	238,869
China National Nuclear Power Co. Ltd. (A Shares)	615,000	551,320
China National Software & Service Co. Ltd. (A Shares)	19,300	215,860
China Northern Rare Earth Group High-Tech Co. Ltd.	106,900	461,435
China Oilfield Services Ltd. (H Shares)	890,000	1,078,710
China Pacific Insurance (Group) Co. Ltd.	66,400	254,677
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,517,828	4,173,217
China Petroleum & Chemical Corp.:
(A Shares)	508,300	340,997
(H Shares)	13,018,704	7,029,706
China Railway Group Ltd.:
(A Shares)	659,500	557,842
(H Shares)	1,988,000	1,084,522
China Railway Signal & Communications Corp. (A Shares)	234,971	168,655
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	29,200	210,423
China Shenhua Energy Co. Ltd.:
(A Shares)	156,385	659,013
(H Shares)	1,700,702	5,293,638
China Southern Airlines Ltd.:
(A Shares) (a)	487,900	530,648
(H Shares) (a)	638,000	423,803
China State Construction Engineering Corp. Ltd. (A Shares)	1,246,240	1,024,513
China Three Gorges Renewables Group Co. Ltd. (A Shares)	930,800	794,302
China Tourism Group Duty Free Corp. Ltd. (A Shares)	92,400	2,926,722
China Tower Corp. Ltd. (H Shares) (b)	21,563,000	2,450,009
China United Network Communications Ltd. (A Shares)	912,000	707,392
China Vanke Co. Ltd.:
(A Shares)	318,100	862,948
(H Shares)	793,100	1,603,252
China Yangtze Power Co. Ltd. (A Shares)	683,500	2,105,897
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	15,400	259,342
China Zheshang Bank Co. Ltd. (a)	497,600	218,403
Chongqing Brewery Co. Ltd. (A Shares)	14,500	259,083
Chongqing Changan Automobile Co. Ltd. (A Shares)	240,974	507,511
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	27,200	107,649
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	276,500	147,167
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	47,100	685,260
CITIC Securities Co. Ltd.:
(A Shares)	334,600	1,065,376
(H Shares)	1,056,090	2,416,138
Cmoc Group Ltd.:
(A Shares)	598,400	504,962
(H Shares)	1,522,000	880,940
CNGR Advanced Material Co. Ltd.	13,600	157,011
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	95,990	106,238
Contemporary Amperex Technology Co. Ltd.	71,700	4,975,206
COSCO Shipping Development Co. Ltd. (A Shares)	309,600	115,326
COSCO Shipping Energy Transportation Co. Ltd. (A Shares) (a)	101,200	215,001
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	384,420	607,433
(H Shares)	1,507,300	1,563,493
CRRC Corp. Ltd.:
(A Shares)	916,900	727,648
(H Shares)	1,709,000	774,631
CSC Financial Co. Ltd. (A Shares)	126,800	509,009
Daan Gene Co. Ltd.	43,068	101,629
Dajin Heavy Industry Co. Ltd.	19,700	138,274
Daqin Railway Co. Ltd. (A Shares)	451,300	448,216
DaShenLin Pharmaceutical Group Co. Ltd.	28,128	158,775
Datang International Power Generation Co. Ltd. (A Shares) (a)	264,200	108,508
DHC Software Co. Ltd. (A Shares)	101,700	93,495
Do-Fluoride New Materials Co. Ltd. (A Shares)	22,600	123,688
Dong-E-E-Jiao Co. Ltd. (A Shares)	19,300	126,033
Dongfang Electric Corp. Ltd. (A Shares)	82,400	261,910
Dongfeng Motor Group Co. Ltd. (H Shares)	1,395,000	831,722
Dongxing Securities Co. Ltd. (A Shares)	101,500	125,889
East Money Information Co. Ltd. (A Shares)	386,040	1,294,026
Ecovacs Robotics Co. Ltd. Class A	17,400	225,433
ENN Natural Gas Co. Ltd. (A Shares)	75,900	203,208
Eve Energy Co. Ltd. (A shares)	60,174	790,730
Everbright Securities Co. Ltd. (A Shares)	113,658	268,496
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	151,248	147,777
FAW Jiefang Group Co. Ltd. (A Shares)	96,100	117,394
First Capital Securities Co. Ltd. (A Shares)	125,900	112,181
Flat Glass Group Co. Ltd.	198,000	619,904
Flat Glass Group Co. Ltd. (A Shares)	53,600	299,325
Focus Media Information Technology Co. Ltd. (A Shares)	421,440	435,061
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	113,364	1,336,089
Foxconn Industrial Internet Co. Ltd. (A Shares)	305,597	431,359
Fujian Sunner Development Co. Ltd. A Shares	38,000	138,482
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	52,300	303,189
(H Shares) (b)	274,000	1,348,507
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	2,100	110,216
Ganfeng Lithium Group Co. Ltd. (A Shares)	56,740	667,491
Gaona Aero Material Co., Ltd. (A Shares)	14,900	99,420
GCL System Integration Technology Co. Ltd. (a)	173,400	83,384
GD Power Development Co. Ltd. (A Shares) (a)	548,700	323,215
GEM Co. Ltd. (A Shares)	144,400	171,291
Gemdale Corp. (A Shares)	132,800	194,565
GF Securities Co. Ltd.:
(A Shares)	230,500	596,774
(H Shares)	454,628	744,485
Gigadevice Semiconductor Beijing, Inc. (A Shares)	19,460	332,092
Ginlong Technologies Co. Ltd. (A Shares)	11,000	299,910
GoerTek, Inc. (A Shares)	99,900	307,236
GoodWe Technologies Co. Ltd. (A Shares)	3,625	219,453
Gotion High-tech Co. Ltd. (A Shares)	49,700	240,145
Great Wall Motor Co. Ltd.:
(A Shares)	90,000	415,057
(H Shares)	1,396,500	1,971,791
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	85,800	441,103
GRG Banking Equipment Co. Ltd. (A Shares)	78,900	119,118
Guangdong Haid Group Co. Ltd. (A Shares)	49,200	454,630
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	91,000	130,279
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	9,700	142,931
Guanghui Energy Co. Ltd. (A Shares)	191,800	291,586
Guangzhou Automobile Group Co. Ltd.	190,400	332,496
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,218,200	876,412
Guangzhou Baiyunshan Pharma Health (A Shares)	42,100	189,064
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares)	13,600	153,688
Guangzhou Haige Communications Group (A Shares)	70,200	91,346
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	14,000	174,918
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	22,000	205,706
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	56,500	413,195
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	129,431	127,283
Guolian Securities Co. Ltd.	66,000	118,236
Guosen Securities Co. Ltd. (A Shares)	192,400	267,958
Guotai Junan Securities Co. Ltd. (A Shares)	219,900	466,028
Guoyuan Securities Co. Ltd. (A Shares)	128,570	135,537
Haier Smart Home Co. Ltd.	1,192,000	4,396,241
Haier Smart Home Co. Ltd. (A Shares)	121,500	464,489
Haitong Securities Co. Ltd.:
(A Shares)	424,000	587,966
(H Shares)	1,114,000	768,466
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	91,400	144,134
Hangzhou Chang Chuan Technology Co. Ltd.	17,800	114,294
Hangzhou First Applied Material Co. Ltd. (A Shares)	38,952	435,086
Hangzhou Lion Electronics Co. Ltd. (A Shares)	20,100	139,255
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	29,200	166,629
Hangzhou Robam Appliances Co. Ltd. (A Shares)	29,400	131,074
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	41,900	220,305
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	18,000	311,274
(H Shares) (b)	47,300	620,466
Heilongjiang Agriculture Co. Ltd. (A Shares)	54,200	113,668
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	67,300	175,592
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	104,300	394,576
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	47,900	158,504
Hengli Petrochemical Co. Ltd. (A Shares)	176,820	459,890
Hengtong Optic-electric Co. Ltd. (A Shares)	70,200	161,646
Hengyi Petrochemical Co. Ltd. (A Shares)	120,280	139,287
Hesteel Co. Ltd. (A Shares)	325,700	116,510
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	15,800	277,551
Hongfa Technology Co. Ltd. (A Shares)	16,980	94,463
Hoshine Silicon Industry Co. Ltd. (A Shares)	14,700	203,331
Huadian Power International Corp. Ltd. (A Shares)	246,400	212,945
Huadong Medicine Co. Ltd. (A Shares)	51,700	363,954
Huafon Chemical Co. Ltd. (A Shares)	159,700	180,065
Huagong Tech Co. Ltd. (A Shares)	32,800	91,409
Huaibei Mining Holdings Co. Ltd. (A Shares)	76,800	153,121
Hualan Biological Engineer, Inc. (A Shares)	53,670	177,780
Huaneng Power International, Inc.:
(A Shares) (a)	286,000	317,737
(H Shares) (a)	1,898,186	926,770
Huatai Securities Co. Ltd.:
(A Shares)	175,200	337,653
(H Shares) (b)	816,400	1,057,090
HUAXI Securities Co. Ltd.	80,700	97,880
Huaxia Bank Co. Ltd. (A Shares)	389,158	300,696
Huaxin Cement Co. Ltd. (A Shares)	43,400	105,265
Huayu Automotive Systems Co. Ltd. (A Shares)	98,300	266,093
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	15,100	116,480
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	26,800	116,218
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	32,800	158,438
Huizhou Desay SV Automotive Co. Ltd.	16,300	318,316
Humanwell Healthcare Group Co. Ltd. (A Shares)	48,100	189,616
Hunan Valin Steel Co. Ltd. (A Shares)	221,600	163,343
Hundsun Technologies, Inc. (A Shares)	55,919	392,232
iFlytek Co. Ltd. (A Shares)	68,700	413,949
IMEIK Technology Development Co. Ltd. (A Shares)	6,300	557,293
Industrial & Commercial Bank of China Ltd.:
(A Shares)	468,200	299,742
(H Shares)	29,207,000	15,623,377
Industrial Bank Co. Ltd. (A Shares)	609,200	1,594,830
Industrial Securities Co. Ltd. (A Shares)	251,670	257,959
Ingenic Semiconductor Co. Ltd. (A Shares)	14,600	169,110
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	187,900	908,192
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	1,348,200	408,744
Inner Mongolia Dian Tou Energy Corp. Ltd.	58,500	114,568
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	38,500	95,857
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	273,200	179,595
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	482,990	725,919
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	106,600	141,918
Inspur Electronic Information Industry Co. Ltd. (A Shares)	43,072	151,600
iRay Technology Co. Ltd. (A Shares)	2,176	150,860
JA Solar Technology Co. Ltd. (A Shares)	68,960	675,987
Jafron Biomedical Co. Ltd. (A Shares)	23,640	118,449
Jason Furniture Hangzhou Co. Ltd. (A Shares)	24,920	157,824
JCET Group Co. Ltd. (A Shares)	52,900	209,937
Jiangsu Eastern Shenghong Co. Ltd.	121,500	282,167
Jiangsu Expressway Co. Ltd. (H Shares)	352,000	346,678
Jiangsu Hengli Hydraulic Co. Ltd.	38,876	377,548
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	187,658	1,175,948
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	37,500	321,959
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	44,500	1,161,274
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	9,900	162,175
Jiangsu Yoke Technology Co. Ltd. (A Shares)	13,700	106,198
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	29,500	131,282
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	101,100	245,874
Jiangxi Copper Co. Ltd.:
(A Shares)	43,300	125,343
(H Shares)	496,000	854,139
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	52,400	151,573
JiuGui Liquor Co. Ltd. (A Shares)	9,600	200,665
Jizhong Energy Resources Co. Ltd. (A Shares)	108,100	105,695
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	56,200	98,080
Joinn Laboratories China Co. Ltd. (A Shares)	13,596	128,555
Jointown Pharmaceutical Group (A Shares)	56,600	113,799
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	23,200	124,617
Juewei Food Co. Ltd.	17,900	141,676
Juneyao Airlines Co. Ltd. (A shares) (a)	53,800	121,825
Kangmei Pharmaceutical Co. Ltd. rights (a)(c)	18,271	0
Keda Industrial Group Co. Ltd.	58,500	139,568
Kuang-Chi Technologies Co. Ltd. (A Shares)	65,900	179,913
Kweichow Moutai Co. Ltd. (A Shares)	36,900	10,120,323
Lb Group Co. Ltd. (A Shares)	73,100	226,315
Lens Technology Co. Ltd. (A Shares)	149,200	294,743
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	53,700	177,766
Liaoning Port Co. Ltd. (A Shares)	657,700	158,983
Lingyi iTech Guangdong Co. (A Shares) (a)	218,900	174,490
Livzon Pharmaceutical Group, Inc. (A Shares)	18,200	91,526
LONGi Green Energy Technology Co. Ltd.	222,299	1,594,079
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	9,750	92,038
Luxi Chemical Group Co. Ltd.	61,500	122,563
Luxshare Precision Industry Co. Ltd. (A Shares)	207,924	1,007,267
Luzhou Laojiao Co. Ltd. (A Shares)	43,200	1,523,097
Mango Excellent Media Co. Ltd. (A Shares)	54,670	247,819
Maxscend Microelectronics Co. Ltd. (A Shares)	15,728	313,376
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	111,688	105,697
Metallurgical Corp. China Ltd. (A Shares)	560,500	280,411
Ming Yang Smart Energy Group Ltd. (A Shares)	63,100	261,219
Montage Technology Co. Ltd. (A Shares)	33,403	275,109
Muyuan Foodstuff Co. Ltd. (A Shares)	156,354	1,158,256
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	46,853	132,202
NARI Technology Co. Ltd. (A Shares)	200,496	785,949
NAURA Technology Group Co. Ltd.	15,500	541,244
NavInfo Co. Ltd. (A Shares)	71,700	127,801
New China Life Insurance Co. Ltd.	10,100	46,662
New China Life Insurance Co. Ltd. (H Shares)	509,800	1,367,264
New Hope Liuhe Co. Ltd. (A Shares) (a)	133,500	259,569
Ninestar Corp. (A Shares)	41,600	316,774
Ningbo Deye Technology Co. Ltd. (A Shares)	5,900	305,765
Ningbo Joyson Electronic Corp. (A shares) (a)	39,400	93,522
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	20,500	195,620
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	13,650	160,054
Ningbo Shanshan Co. Ltd. (A Shares)	64,000	186,152
Ningbo Tuopu Group Co. Ltd. (A Shares)	32,400	343,403
Ningxia Baofeng Energy Group Co. Ltd.	181,200	360,241
Nongfu Spring Co. Ltd. (H Shares) (b)	863,600	4,888,673
North Industries Group Red Arrow Co. Ltd. (A Shares)	41,900	142,531
Offshore Oil Enginering Co. Ltd. (A Shares)	130,700	129,147
OFILM Group Co. Ltd. (A Shares) (a)	103,300	77,301
Oppein Home Group, Inc. (A Shares)	15,180	283,290
Orient Securities Co. Ltd. (A Shares)	214,739	345,664
Ovctek China, Inc. (A Shares)	26,389	145,295
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	253,800	196,151
People's Insurance Co. of China Group Ltd.:
(A Shares)	363,900	278,104
(H Shares)	3,842,552	1,295,420
Perfect World Co. Ltd. (A Shares)	55,700	116,219
PetroChina Co. Ltd.:
(A Shares)	310,600	238,887
(H Shares)	10,833,790	5,795,539
Pharmaron Beijing Co. Ltd.:
(A Shares)	35,200	387,978
(H Shares) (b)	89,850	658,593
PICC Property & Casualty Co. Ltd. (H Shares)	3,373,568	3,171,668
Ping An Bank Co. Ltd. (A Shares)	568,100	1,266,712
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	257,396	1,951,910
(H Shares)	3,159,141	24,539,265
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	69,400	116,080
Poly Developments & Holdings (A Shares)	352,000	820,510
Porton Pharma Solutions Ltd. (A Shares)	15,800	111,128
Postal Savings Bank of China Co. Ltd.	830,500	593,304
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	3,808,000	2,591,374
Power Construction Corp. of China Ltd. (A Shares)	450,700	469,687
Proya Cosmetics Co. Ltd. (A Shares)	4,400	107,713
Pylon Technologies Co. Ltd. (Series A)	4,556	207,739
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	160,800	598,551
Raytron Technology Co. Ltd. (A Shares)	12,782	83,782
Riyue Heavy Industry Co. Ltd. (A Shares)	31,700	113,023
Rongsheng Petrochemical Co. Ltd. (A Shares)	299,200	588,374
SAIC Motor Corp. Ltd. (A Shares)	228,900	510,809
Sailun Group Co. Ltd. A Shares	90,600	134,679
Sangfor Technologies, Inc.	12,200	273,682
Sany Heavy Industry Co. Ltd. (A Shares)	253,500	659,692
Satellite Chemical Co. Ltd. (A Shares)	99,630	261,977
Sealand Securities Co. Ltd. (A Shares)	179,950	94,554
Seazen Holdings Co. Ltd. (A Shares) (a)	66,200	209,432
SF Holding Co. Ltd. (A Shares)	144,600	1,262,541
SG Micro Corp. (A Shares)	10,525	278,638
Shaanxi Coal Industry Co. Ltd. (A Shares)	285,000	826,755
Shan Xi Hua Yang Group New Energy Co. Ltd.	70,200	163,692
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	31,588	89,898
Shandong Gold Mining Co. Ltd.:
(A Shares)	161,544	475,000
(H Shares) (b)	265,000	511,073
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	64,100	321,628
Shandong Linglong Tyre Co. Ltd. (A Shares)	44,700	146,270
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	367,800	197,373
Shandong Sun Paper Industry JSC Ltd. (A Shares)	83,100	137,727
Shandong Weifang Rainbow Chemical Co. Ltd.	8,500	103,246
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,220,000	2,028,105
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	31,160	168,020
Shanghai Baosight Software Co. Ltd.	211,273	662,197
Shanghai Baosight Software Co. Ltd. (A Shares)	59,524	441,798
Shanghai Construction Group Co. Ltd. (A Shares)	273,294	106,521
Shanghai Electric Group Co. Ltd. (A Shares) (a)	434,600	263,680
Shanghai Electric Power Co. Ltd. (A Shares) (a)	88,600	132,564
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	78,500	397,126
(H Shares)	217,500	701,314
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	4,341	136,557
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	69,931	704,146
Shanghai International Airport Co. Ltd. (A Shares) (a)	36,300	326,222
Shanghai International Port Group Co. Ltd. (A Shares)	313,943	248,453
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	26,800	228,932
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	21,936	186,826
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	86,200	157,408
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	544,000	435,958
Shanghai M&G Stationery, Inc. (A Shares)	28,300	225,368
Shanghai Medicilon, Inc. (A Shares)	2,613	81,217
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	170,900	473,489
(H Shares)	210,009	370,287
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	864,809	945,280
Shanghai Putailai New Energy Technology Co. Ltd.	41,024	336,964
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	200,700	186,108
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	293,800	257,467
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	116,900	137,175
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	88,500	260,135
Shanxi Meijin Energy Co. Ltd. (A Shares)	131,800	188,335
Shanxi Securities Co. Ltd. (A Shares)	104,760	92,068
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	183,800	125,336
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	35,960	1,557,367
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	121,090	211,679
Shenghe Resources Holding Co. Ltd. (A Shares)	53,800	131,320
Shengyi Technology Co. Ltd.	74,500	178,621
Shennan Circuits Co. Ltd. (A Shares)	16,340	185,266
Shenwan Hongyuan Group Co. Ltd. (A Shares)	667,600	411,249
Shenzhen Capchem Technology Co. Ltd. (A Shares)	22,020	160,250
Shenzhen Dynanonic Co. Ltd. (A Shares)	5,100	203,866
Shenzhen Energy Group Co. Ltd. (A Shares)	186,360	171,097
Shenzhen Inovance Technology Co. Ltd. (A Shares)	78,400	829,860
Shenzhen Kangtai Biological Products Co. Ltd.	33,520	183,002
Shenzhen Kedali Industry Co. Ltd.	6,900	154,650
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	17,200	148,458
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	35,700	1,765,617
Shenzhen New Industries Biomedical Engineering Co. Ltd.	23,200	189,908
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	244,900	195,226
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	33,400	179,511
Shenzhen SC New Energy Technology Corp. (A Shares)	10,200	186,916
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	37,058	128,371
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	24,800	105,634
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	23,730	301,256
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	28,600	133,429
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	49,160	211,906
Sichuan Chuantou Energy Co. Ltd. (A Shares)	121,100	224,791
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	286,600	136,742
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	41,300	166,481
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	45,200	132,967
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	154,600	268,929
Sichuan Swellfun Co. Ltd. (A Shares)	14,400	174,542
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	37,200	142,708
Sieyuan Electric Co. Ltd. (A Shares)	23,600	152,607
Sinoma Science & Technology Co. Ltd. (A Shares)	49,700	183,350
Sinomine Resource Group Co. Ltd. (A Shares)	13,580	181,235
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	239,600	113,826
Sinopharm Group Co. Ltd. (H Shares)	659,800	1,617,165
SKSHU Paint Co. Ltd. (A Shares) (a)	11,120	204,549
Songcheng Performance Development Co. Ltd. (A Shares)	76,560	165,325
Soochow Securities Co. Ltd. (A Shares)	152,860	161,232
Southwest Securities Co. Ltd. (A Shares)	202,500	120,025
StarPower Semiconductor Ltd. (A Shares)	5,100	239,669
Sungrow Power Supply Co. Ltd. (A Shares)	43,600	844,439
Sunwoda Electronic Co. Ltd. (A Shares)	52,400	183,551
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	50,300	213,839
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	5,200	342,659
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	19,400	183,164
Tangshan Jidong Cement Co. Ltd. A Shares	84,900	109,355
TBEA Co. Ltd. (A Shares)	115,700	366,212
TCL Technology Group Corp. (A Shares)	461,500	287,923
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	94,600	596,851
Thunder Software Technology Co. Ltd. (A Shares)	13,400	218,831
Tianjin 712 Communication & Broadcasting Co. Ltd.	24,300	127,463
Tianma Microelectronics Co. Ltd. (A Shares)	75,400	105,552
Tianqi Lithium Corp. (A Shares) (a)	43,200	619,037
Tianshan Aluminum Group Co. Ltd.	115,800	155,122
Tianshui Huatian Technology Co. Ltd. (A Shares)	95,800	127,016
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	25,700	92,448
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	55,300	133,991
Toly Bread Co. Ltd.	41,748	103,609
TongFu Microelectronics Co. Ltd. (A Shares) (a)	44,400	121,107
Tongkun Group Co. Ltd. (A Shares)	74,600	173,968
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	316,800	164,574
Tongwei Co. Ltd. (A Shares)	132,100	828,881
Topchoice Medical Corp. (a)	9,400	226,860
TravelSky Technology Ltd. (H Shares)	421,000	875,071
Trina Solar Co. Ltd. (A Shares)	63,468	674,301
Tsingtao Brewery Co. Ltd.:
(A Shares)	9,100	136,686
(H Shares)	324,000	3,128,167
Unigroup Guoxin Microelectronics Co. Ltd.	24,939	465,918
Unisplendour Corp. Ltd. (A Shares)	84,610	289,127
Walvax Biotechnology Co. Ltd. (A Shares)	47,200	280,253
Wanhua Chemical Group Co. Ltd. (A Shares)	92,600	1,328,979
Weichai Power Co. Ltd.:
(A Shares)	172,100	286,632
(H Shares)	900,000	1,359,079
Weihai Guangwei Composites Co. Ltd. (A Shares)	15,300	163,805
Wens Foodstuffs Group Co. Ltd. (A Shares)	191,600	572,546
Western Mining Co. Ltd. (A Shares)	71,500	122,856
Western Securities Co. Ltd. (A Shares)	139,500	137,507
Western Superconducting Technologies Co. Ltd. (A Shares)	13,791	201,415
Will Semiconductor Ltd.	34,730	487,300
Wingtech Technology Co. Ltd. (A Shares)	36,500	317,887
Wuchan Zhongda Group Co. Ltd.	168,600	122,627
Wuhan DR Laser Technology Corp. Ltd. (A Shares)	5,000	105,405
Wuhan Guide Infrared Co. Ltd. (A Shares)	100,160	175,172
Wuliangye Yibin Co. Ltd. (A Shares)	114,100	3,551,623
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	54,360	102,833
WuXi AppTec Co. Ltd.	99,084	1,376,787
WuXi AppTec Co. Ltd. (H Shares) (b)	144,568	1,878,522
Wuxi Autowell Technology Co. Ltd. (A Shares)	4,544	145,104
Wuxi Shangji Automation Co. Ltd. (A Shares)	11,600	197,184
XCMG Construction Machinery Co. Ltd. (A Shares)	387,700	334,883
Xiamen C&D, Inc. (A Shares)	90,925	179,088
Xiamen Faratronic Co. Ltd. (A Shares)	6,700	178,453
Xiamen Tungsten Co. Ltd. (A Shares)	43,200	142,332
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	155,600	270,893
(H Shares)	122,364	125,018
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	79,600	90,529
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	15,400	130,538
Yankuang Energy Group Co. Ltd.:
(A Shares)	91,400	465,992
(H Shares)	716,000	2,302,692
Yantai Jereh Oilfield Services (A Shares)	31,100	149,711
Yealink Network Technology Corp. Ltd.	29,050	263,557
Yifeng Pharmacy Chain Co. Ltd.	21,350	179,765
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	43,400	288,208
Yintai Gold Co. Ltd. (A Shares)	82,580	153,068
YongXing Special Materials Technology Co. Ltd. (A Shares)	12,100	204,348
Yonyou Network Technology Co. Ltd. (A Shares)	100,520	366,264
Youngor Group Co. Ltd. (A Shares)	147,687	141,709
Youngy Co. Ltd. (A Shares) (a)	7,700	130,509
YTO Express Group Co. Ltd. (A Shares)	104,300	324,846
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	37,100	94,512
Yunda Holding Co. Ltd. (A Shares)	86,560	189,951
Yunnan Aluminium Co. Ltd. (A Shares)	104,000	208,461
Yunnan Baiyao Group Co. Ltd. (A Shares)	54,260	462,390
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	8,300	172,594
Yunnan Energy New Material Co. Ltd.	26,100	606,290
Yunnan Tin Co. Ltd. (A Shares)	49,600	112,161
Yunnan Yuntianhua Co. Ltd. (Series A) (a)	53,900	185,919
Zangge Mining Co. Ltd. (Series A)	47,800	198,314
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	17,700	816,904
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)	576,500	663,442
Zhefu Holding Group Co. Ltd. (A Shares)	178,300	108,963
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	222,010	130,920
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	162,600	123,100
Zhejiang Chint Electric Co. Ltd. (A Shares)	64,200	306,889
Zhejiang Dahua Technology Co. Ltd. (A Shares)	93,000	174,905
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	15,740	127,541
Zhejiang Expressway Co. Ltd. (H Shares)	594,000	512,937
Zhejiang HangKe Technology, Inc. Co. (A Shares)	13,047	97,842
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	42,890	136,325
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	47,015	460,212
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	38,600	394,941
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	24,800	166,098
Zhejiang Juhua Co. Ltd. (A Shares)	80,800	198,634
Zhejiang NHU Co. Ltd. (A Shares)	91,936	265,657
Zhejiang Supcon Technology Co. Ltd. (A Shares)	14,995	204,925
Zhejiang Supor Cookware Co. Ltd.	16,400	125,723
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	52,130	150,489
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	50,300	170,549
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	15,900	133,928
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	25,300	91,769
Zheshang Securities Co. Ltd.	115,000	181,874
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	346,900	1,156,197
Zhongji Innolight Co. Ltd. (A Shares)	25,200	108,951
Zhongtai Securities Co. Ltd. (A Shares)	179,000	183,657
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	18,583	154,441
(H Shares)	272,627	1,452,379
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	12,800	90,778
Zhuzhou Kibing Group Co. Ltd. (A Shares)	83,600	149,118
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares) (a)	91,600	98,581
Zijin Mining Group Co. Ltd.:
(A Shares)	362,200	636,273
(H Shares)	3,058,000	5,058,091
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	108,800	93,939
ZTE Corp.:
(A Shares)	158,600	627,581
(H Shares)	282,000	681,038
TOTAL CHINA		411,708,689
Colombia - 0.1%
Bancolombia SA	112,842	1,014,824
Interconexion Electrica SA ESP	216,820	884,180
TOTAL COLOMBIA		1,899,004
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(c)	28,218	78,347
TCS Group Holding PLC unit (a)(c)	64,541	108,917
TOTAL CYPRUS		187,264
Czech Republic - 0.1%
CEZ A/S (d)	79,097	3,211,481
Komercni Banka A/S	35,916	1,207,822
MONETA Money Bank A/S (b)	169,788	626,488
TOTAL CZECH REPUBLIC		5,045,791
Egypt - 0.1%
Commercial International Bank SAE	1,244,830	2,042,132
Eastern Co. SAE	504,960	299,496
EFG-Hermes Holding SAE	286,629	180,259
TOTAL EGYPT		2,521,887
Greece - 0.3%
Alpha Bank SA (a)	1,095,978	1,481,621
Eurobank Ergasias Services and Holdings SA (a)	1,277,626	1,722,324
Ff Group (a)(c)	1,944	0
Hellenic Telecommunications Organization SA	95,225	1,497,990
Jumbo SA	58,773	1,052,991
Mytilineos SA	48,109	1,239,550
National Bank of Greece SA (a)	271,862	1,284,481
OPAP SA	98,804	1,480,176
Public Power Corp. of Greece (a)	103,179	818,849
Terna Energy SA	27,004	587,148
TOTAL GREECE		11,165,130
Hong Kong - 1.1%
Beijing Enterprises Holdings Ltd.	243,927	828,330
BYD Electronic International Co. Ltd.	332,000	1,150,763
China Everbright International Ltd.	1,816,814	807,909
China Jinmao Holdings Group Ltd.	2,800,099	643,169
China Merchants Holdings International Co. Ltd.	633,036	887,405
China Overseas Land and Investment Ltd.	1,874,202	5,060,854
China Power International Development Ltd.	2,671,619	1,148,548
China Resources Beer Holdings Co. Ltd.	794,144	5,978,540
China Resources Pharmaceutical Group Ltd. (b)	774,000	583,012
China Resources Power Holdings Co. Ltd.	944,940	1,968,264
China Taiping Insurance Group Ltd.	694,855	962,396
China Traditional Chinese Medicine Holdings Co. Ltd.	1,352,000	647,759
CITIC Pacific Ltd.	2,848,941	3,333,754
CSPC Pharmaceutical Group Ltd.	4,379,608	4,993,642
Far East Horizon Ltd.	742,000	670,231
Fosun International Ltd.	1,228,954	1,141,017
Ganfeng Lithium Group Co. Ltd. (H Shares) (b)	165,120	1,508,071
Guangdong Investment Ltd.	1,439,126	1,563,494
Hua Hong Semiconductor Ltd. (a)(b)	286,000	1,105,905
Lenovo Group Ltd.	3,563,000	2,857,772
Yuexiu Property Co. Ltd.	682,600	992,984
TOTAL HONG KONG		38,833,819
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	209,498	1,561,654
OTP Bank PLC	109,357	3,290,187
Richter Gedeon PLC	68,432	1,542,503
TOTAL HUNGARY		6,394,344
India - 12.6%
ABB India Ltd.	22,311	778,096
ACC Ltd.	35,348	854,253
Adani Enterprises Ltd.	139,597	5,101,872
Adani Green Energy Ltd. (a)	156,038	2,350,421
Adani Ports & Special Economic Zone Ltd.	259,129	1,950,556
Adani Power Ltd. (a)	381,987	1,051,070
Adani Total Gas Ltd.	134,520	3,482,577
Adani Transmissions Ltd. (a)	136,300	2,974,819
Ambuja Cements Ltd.	292,517	1,442,180
Apollo Hospitals Enterprise Ltd.	49,332	2,579,856
Asian Paints Ltd.	187,847	6,286,379
AU Small Finance Bank Ltd. (b)	80,793	615,535
Aurobindo Pharma Ltd.	130,140	652,060
Avenue Supermarts Ltd. (a)(b)	79,259	3,411,539
Axis Bank Ltd.	1,112,057	11,910,622
Bajaj Auto Ltd.	34,086	1,597,302
Bajaj Finance Ltd.	133,311	9,657,325
Bajaj Finserv Ltd.	186,959	3,089,322
Bajaj Holdings & Investment Ltd.	13,150	949,293
Balkrishna Industries Ltd.	38,193	1,041,992
Bandhan Bank Ltd. (a)(b)	314,831	945,641
Berger Paints India Ltd.	110,999	748,203
Bharat Electronics Ltd.	1,797,053	2,095,389
Bharat Forge Ltd.	125,805	1,350,340
Bharat Petroleum Corp. Ltd.	425,410	1,789,318
Bharti Airtel Ltd.	1,090,428	10,296,632
Biocon Ltd.	199,403	574,888
Britannia Industries Ltd.	53,193	2,817,249
Cholamandalam Investment and Finance Co. Ltd.	201,925	1,753,872
Cipla Ltd./India	237,537	2,967,370
Coal India Ltd.	756,184	2,091,756
Colgate-Palmolive Ltd.	60,915	1,084,652
Container Corp. of India Ltd.	134,818	1,040,513
Dabur India Ltd.	305,477	2,090,235
Divi's Laboratories Ltd.	64,996	2,646,546
DLF Ltd.	304,538	1,333,670
Dr. Reddy's Laboratories Ltd.	57,117	3,035,583
Eicher Motors Ltd.	66,923	2,681,014
GAIL India Ltd.	1,127,941	1,318,379
Godrej Consumer Products Ltd. (a)	201,257	2,254,585
Godrej Properties Ltd. (a)	61,259	890,551
Grasim Industries Ltd.	129,651	2,531,819
Havells India Ltd.	112,199	1,628,145
HCL Technologies Ltd.	532,241	7,354,991
HDFC Standard Life Insurance Co. Ltd. (b)	473,206	3,360,590
Hero Motocorp Ltd.	53,838	1,826,847
Hindalco Industries Ltd.	659,248	3,813,420
Hindustan Petroleum Corp. Ltd. (a)	312,896	912,261
Hindustan Unilever Ltd.	402,651	12,730,787
Housing Development Finance Corp. Ltd.	843,878	27,224,225
ICICI Bank Ltd.	2,519,300	25,830,172
ICICI Lombard General Insurance Co. Ltd. (b)	117,954	1,635,459
ICICI Prudential Life Insurance Co. Ltd. (b)	176,229	978,671
Indian Oil Corp. Ltd.	1,384,193	1,387,583
Indian Railway Catering & Tourism Corp. Ltd.	119,021	931,630
Indraprastha Gas Ltd.	154,374	805,402
Indus Towers Ltd.	319,454	600,936
Info Edge India Ltd.	34,915	1,579,025
Infosys Ltd.	1,647,072	31,089,035
InterGlobe Aviation Ltd. (a)(b)	47,108	1,227,702
ITC Ltd.	1,457,612	6,303,869
Jindal Steel & Power Ltd.	200,091	1,438,346
JSW Steel Ltd. (a)	355,440	3,131,291
Jubilant Foodworks Ltd.	193,897	1,161,758
Kotak Mahindra Bank Ltd.	271,916	5,785,397
Larsen & Toubro Ltd.	337,410	8,802,260
Ltimindtree Ltd. (b)	43,548	2,345,490
Lupin Ltd.	100,276	906,485
Mahindra & Mahindra Ltd.	425,542	7,208,465
Marico Ltd.	254,602	1,555,349
Maruti Suzuki India Ltd.	59,111	6,457,491
Mphasis BFL Ltd.	39,631	1,013,409
MRF Ltd.	942	1,050,262
Muthoot Finance Ltd.	59,193	759,281
Nestle India Ltd.	16,555	3,859,693
NTPC Ltd.	1,925,567	4,041,612
Oil & Natural Gas Corp. Ltd.	1,229,783	2,195,955
Page Industries Ltd.	3,022	1,484,275
Petronet LNG Ltd.	354,305	945,149
PI Industries Ltd.	37,367	1,375,140
Pidilite Industries Ltd.	75,082	2,099,103
Power Grid Corp. of India Ltd.	1,534,065	4,079,670
Reliance Industries Ltd.	1,489,134	43,048,956
Samvardhana Motherson International Ltd.	999,813	928,218
SBI Cards & Payment Services Ltd.	111,564	990,144
SBI Life Insurance Co. Ltd. (b)	220,357	3,296,611
Shree Cement Ltd.	5,325	1,549,361
Shriram Transport Finance Co. Ltd.	119,212	1,884,645
Siemens Ltd.	35,120	1,261,341
SRF Ltd.	72,891	1,955,617
State Bank of India	872,821	5,939,955
Sun Pharmaceutical Industries Ltd.	469,937	5,962,721
Tata Consultancy Services Ltd.	447,968	18,528,580
Tata Consumer Products Ltd.	272,640	2,439,651
Tata Elxsi Ltd.	16,781	1,371,413
Tata Motors Ltd. (a)	810,154	4,521,429
Tata Power Co. Ltd./The	700,809	1,835,010
Tata Steel Ltd.	3,585,350	5,291,515
Tech Mahindra Ltd.	286,999	3,591,235
The Indian Hotels Co. Ltd.	418,791	1,550,138
Titan Co. Ltd.	174,515	5,100,881
Torrent Pharmaceuticals Ltd.	50,240	937,621
Trent Ltd.	90,668	1,332,525
Tube Investments of India Ltd.	52,084	1,671,484
Tvs Motor Co. Ltd.	104,617	1,332,870
Ultratech Cement Ltd.	49,583	4,313,218
United Spirits Ltd. (a)	132,471	1,250,365
UPL Ltd.	240,231	2,232,875
Varun Beverages Ltd.	111,507	1,569,378
Vedanta Ltd.	364,080	1,490,774
Wipro Ltd.	676,037	3,317,397
Yes Bank Ltd. (a)	5,614,286	1,190,290
Zomato Ltd. (a)	1,460,889	897,090
TOTAL INDIA		435,615,213
Indonesia - 1.8%
PT Adaro Energy Indonesia Tbk	7,051,000	1,397,122
PT Aneka Tambang Tbk	4,059,000	628,939
PT Astra International Tbk	9,893,159	3,974,598
PT Bank Central Asia Tbk	27,117,750	15,389,571
PT Bank Jago Tbk (a)	2,030,200	437,127
PT Bank Mandiri (Persero) Tbk	9,129,498	6,083,314
PT Bank Negara Indonesia (Persero) Tbk	3,655,000	2,240,481
PT Bank Rakyat Indonesia (Persero) Tbk	33,339,227	10,224,072
PT Barito Pacific Tbk	13,885,331	765,720
PT Charoen Pokphand Indonesia Tbk	3,727,400	1,450,062
PT Indah Kiat Pulp & Paper Tbk	1,345,300	749,695
PT Indofood CBP Sukses Makmur Tbk	1,146,100	772,800
PT Indofood Sukses Makmur Tbk	2,166,000	973,400
PT Kalbe Farma Tbk	10,346,300	1,424,473
PT Merdeka Copper Gold Tbk (a)	5,909,786	1,871,633
PT Sarana Menara Nusantara Tbk	9,621,800	720,633
PT Semen Indonesia (Persero) Tbk	1,626,532	805,730
PT Sumber Alfaria Trijaya Tbk	8,134,400	1,537,665
PT Telkom Indonesia Persero Tbk	24,078,365	6,222,638
PT Unilever Indonesia Tbk	3,798,195	1,182,308
PT United Tractors Tbk	821,800	1,349,196
PT Vale Indonesia Tbk (a)	1,212,500	604,664
TOTAL INDONESIA		60,805,841
Korea (South) - 10.9%
AMOREPACIFIC Corp.	14,334	1,701,755
BGF Retail Co. Ltd.	3,511	531,514
Celltrion Healthcare Co. Ltd.	44,436	2,077,088
Celltrion Pharm, Inc. (a)	8,428	439,441
Celltrion, Inc.	50,179	6,614,607
Cheil Worldwide, Inc.	34,133	609,238
CJ CheilJedang Corp.	4,070	1,140,485
CJ Corp.	6,983	467,558
Coway Co. Ltd.	27,354	1,238,945
Db Insurance Co. Ltd.	22,548	1,200,146
Doosan Bobcat, Inc.	24,742	701,277
Doosan Heavy Industries & Construction Co. Ltd. (a)	203,374	2,777,688
E-Mart, Inc.	10,244	869,540
Ecopro BM Co. Ltd.	23,980	1,955,495
F&F Co. Ltd.	8,470	1,049,452
GS Holdings Corp.	23,019	826,129
Hana Financial Group, Inc.	144,722	5,742,389
Hankook Tire Co. Ltd.	36,634	965,585
Hanmi Pharm Co. Ltd.	3,393	707,996
Hanon Systems	92,234	687,244
Hanwha Solutions Corp. (a)	56,167	2,078,968
HD Hyundai Co. Ltd.	23,321	1,157,857
HLB, Inc. (a)	53,549	1,330,795
HMM Co. Ltd.	132,721	2,357,375
Hotel Shilla Co.	14,696	948,544
HYBE Co. Ltd. (a)	9,095	1,429,195
Hyundai Engineering & Construction Co. Ltd.	38,375	1,191,599
Hyundai Glovis Co. Ltd.	9,279	1,254,216
Hyundai Heavy Industries Co. Ltd. (a)	8,760	794,201
Hyundai Mipo Dockyard Co. Ltd. (a)	11,792	773,441
Hyundai Mobis	30,109	5,028,297
Hyundai Motor Co.	67,796	9,230,771
Hyundai Steel Co.	42,590	1,188,222
Iljin Materials Co. Ltd.	11,248	577,669
Industrial Bank of Korea	127,407	1,062,067
Kakao Corp.	152,599	7,672,047
Kakao Games Corp. (a)	17,344	658,575
KakaoBank Corp. (a)	69,915	1,549,356
Kangwon Land, Inc. (a)	44,568	852,965
KB Financial Group, Inc.	189,962	8,646,462
Kia Corp.	128,838	7,010,781
Korea Aerospace Industries Ltd.	35,812	1,403,531
Korea Electric Power Corp. (a)	125,442	2,022,819
Korea Investment Holdings Co. Ltd.	20,414	1,040,449
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	20,960	1,359,643
Korea Zinc Co. Ltd.	4,381	1,927,191
Korean Air Lines Co. Ltd. (a)	90,433	1,787,144
KRAFTON, Inc. (a)	14,405	2,113,084
KT&G Corp.	53,834	4,033,242
Kumho Petro Chemical Co. Ltd.	8,953	1,075,509
L&F Co. Ltd. (a)	11,410	1,923,871
LG Chemical Ltd.	24,174	13,627,235
LG Corp.	46,413	3,121,833
LG Display Co. Ltd.	113,891	1,266,648
LG Electronics, Inc.	52,117	4,265,235
LG Energy Solution (a)	17,184	7,300,303
LG H & H Co. Ltd.	4,258	2,578,300
LG Innotek Co. Ltd.	6,961	1,548,943
LG Uplus Corp.	101,429	916,128
Lotte Chemical Corp.	11,536	1,663,503
Lotte Shopping Co. Ltd.	5,713	437,287
Meritz Fire & Marine Insurance Co. Ltd.	17,144	755,699
Meritz Securities Co. Ltd.	124,941	651,424
Mirae Asset Securities Co. Ltd.	135,109	749,126
NAVER Corp.	64,244	10,659,554
NCSOFT Corp.	8,056	2,978,140
Netmarble Corp. (b)	10,473	521,011
NH Investment & Securities Co. Ltd.	73,300	548,551
Orion Corp./Republic of Korea	11,667	1,179,504
Pan Ocean Co., Ltd. (Korea)	128,495	632,196
Pearl Abyss Corp. (a)	14,104	522,116
POSCO	38,399	9,424,153
POSCO Chemtech Co. Ltd.	13,264	2,428,317
S-Oil Corp.	22,032	1,587,409
S1 Corp.	8,621	402,874
Samsung Biologics Co. Ltd. (a)(b)	8,712	5,618,303
Samsung C&T Corp.	41,224	3,976,615
Samsung Electro-Mechanics Co. Ltd.	27,442	3,201,121
Samsung Electronics Co. Ltd.	2,334,077	116,119,094
Samsung Engineering Co. Ltd. (a)	77,194	1,627,120
Samsung Fire & Marine Insurance Co. Ltd.	15,057	2,479,668
Samsung Heavy Industries Co. Ltd. (a)	305,880	1,443,762
Samsung Life Insurance Co. Ltd.	39,148	2,251,086
Samsung SDI Co. Ltd.	26,913	15,063,699
Samsung SDS Co. Ltd.	16,374	1,667,716
Samsung Securities Co. Ltd.	30,602	832,021
SD Biosensor, Inc.	17,863	416,635
Shinhan Financial Group Co. Ltd.	225,779	7,625,265
SK Biopharmaceuticals Co. Ltd. (a)	15,411	908,483
SK Bioscience Co. Ltd. (a)	11,298	692,501
SK Hynix, Inc.	267,090	19,298,751
SK IE Technology Co. Ltd. (a)(b)	12,233	671,671
SK Innovation Co., Ltd. (a)	27,116	3,599,728
SK Square Co. Ltd. (a)	48,623	1,438,671
SK, Inc.	18,176	2,936,543
SKC Co. Ltd.	10,210	794,964
Woori Financial Group, Inc.	266,986	2,781,483
Yuhan Corp.	26,556	1,128,987
TOTAL KOREA (SOUTH)		374,122,834
Kuwait - 0.9%
Agility Public Warehousing Co. KSC	689,029	1,334,041
Boubyan Bank KSC	649,012	1,666,914
Gulf Bank	703,708	721,574
Kuwait Finance House KSCP	3,536,665	9,686,001
Mabanee Co. SAKC	331,357	928,125
Mobile Telecommunication Co.	983,602	1,785,145
National Bank of Kuwait	3,694,620	13,277,635
TOTAL KUWAIT		29,399,435
Luxembourg - 0.1%
Allegro.eu SA (a)(b)(d)	181,619	1,256,159
Reinet Investments SCA	64,693	1,225,114
TOTAL LUXEMBOURG		2,481,273
Malaysia - 1.4%
AMMB Holdings Bhd	896,300	859,059
Axiata Group Bhd	1,350,798	962,362
CIMB Group Holdings Bhd	3,326,731	4,493,259
Dialog Group Bhd	1,811,465	1,107,766
DiGi.com Bhd	1,526,100	1,509,312
Genting Bhd	1,050,300	1,222,391
Genting Malaysia Bhd	1,463,440	977,068
Hap Seng Consolidated Bhd	333,200	578,633
Hartalega Holdings Bhd	836,800	316,952
Hong Leong Bank Bhd	306,100	1,474,604
Hong Leong Credit Bhd	106,500	462,141
IHH Healthcare Bhd	864,187	1,201,506
Inari Amertron Bhd	1,372,900	841,441
IOI Corp. Bhd	1,231,700	1,105,226
Kuala Lumpur Kepong Bhd	212,228	1,067,660
Malayan Banking Bhd	2,339,897	4,799,103
Malaysia Airports Holdings Bhd (a)	327,000	542,059
Maxis Bhd	1,154,900	1,074,331
MISC Bhd	616,100	1,058,197
MR DIY Group M Sdn Bhd (b)	1,187,250	530,314
Nestle (Malaysia) Bhd	34,800	1,110,683
Petronas Chemicals Group Bhd	1,177,300	2,310,381
Petronas Dagangan Bhd	146,026	746,686
Petronas Gas Bhd	397,600	1,569,357
PPB Group Bhd	315,240	1,309,749
Press Metal Bhd	1,817,100	2,216,431
Public Bank Bhd	7,121,185	7,088,554
QL Resources Bhd	543,300	752,856
RHB Bank Bhd	723,922	977,274
Sime Darby Bhd	1,347,949	732,023
Sime Darby Plantation Bhd	1,015,596	1,032,587
Telekom Malaysia Bhd	531,047	651,451
Tenaga Nasional Bhd	1,261,772	2,788,269
Top Glove Corp. Bhd	2,606,000	509,290
TOTAL MALAYSIA		49,978,975
Mexico - 2.4%
Alfa SA de CV Series A	1,430,400	1,036,120
America Movil S.A.B. de CV Series L	13,580,147	14,192,788
Arca Continental S.A.B. de CV	204,100	1,802,926
Banco del Bajio SA (b)	380,300	1,531,460
CEMEX S.A.B. de CV unit (a)	7,415,786	3,953,931
Coca-Cola FEMSA S.A.B. de CV unit	259,454	1,973,892
Fibra Uno Administracion SA de CV	1,512,383	2,048,048
Fomento Economico Mexicano S.A.B. de CV unit	953,191	8,349,185
Gruma S.A.B. de CV Series B	100,425	1,460,684
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	175,527	3,030,300
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	95,415	2,591,540
Grupo Bimbo S.A.B. de CV Series A	651,770	3,254,264
Grupo Carso SA de CV Series A1	222,100	1,124,270
Grupo Financiero Banorte S.A.B. de CV Series O	1,269,381	10,528,909
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,052,300	2,263,251
Grupo Mexico SA de CV Series B	1,522,954	6,772,638
Grupo Televisa SA de CV	1,170,593	1,431,654
Industrias Penoles SA de CV (a)(d)	68,120	970,802
Kimberly-Clark de Mexico SA de CV Series A	745,227	1,422,345
Operadora de Sites Mexicanos, SA de CV (d)	637,500	687,249
Orbia Advance Corp. S.A.B. de CV	492,720	986,984
Promotora y Operadora de Infraestructura S.A.B. de CV	113,580	1,100,605
Wal-Mart de Mexico SA de CV Series V	2,561,656	10,034,133
TOTAL MEXICO		82,547,978
Netherlands - 0.1%
NEPI Rockcastle PLC	212,449	1,319,259
Pepco Group NV (a)(b)	84,515	817,113
X5 Retail Group NV GDR (a)(c)	66,442	20,774
Yandex NV Class A (a)(c)	158,365	783,578
TOTAL NETHERLANDS		2,940,724
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	105,712	855,210
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	860,600	896,617
ACEN Corp.	3,610,318	463,492
Ayala Corp.	122,046	1,583,928
Ayala Land, Inc.	3,591,413	1,933,092
Bank of the Philippine Islands (BPI)	883,868	1,698,395
BDO Unibank, Inc.	1,149,945	2,588,297
Globe Telecom, Inc.	13,907	514,642
International Container Terminal Services, Inc.	495,860	1,881,157
JG Summit Holdings, Inc.	1,520,473	1,492,465
Jollibee Food Corp.	214,573	934,299
Manila Electric Co.	112,240	576,255
Metropolitan Bank & Trust Co.	857,982	899,581
Monde Nissin Corp. (b)	3,038,100	734,832
PLDT, Inc.	42,060	1,040,233
SM Investments Corp.	116,670	1,968,858
SM Prime Holdings, Inc.	5,788,200	3,913,903
Universal Robina Corp.	421,818	1,063,403
TOTAL PHILIPPINES		24,183,449
Poland - 0.6%
Bank Polska Kasa Opieki SA	89,847	1,912,389
CD Projekt RED SA	32,042	1,030,563
Cyfrowy Polsat SA	125,475	531,539
Dino Polska SA (a)(b)	24,019	2,168,625
KGHM Polska Miedz SA (Bearer)	68,560	2,226,138
LPP SA	545	1,273,265
mBank SA (a)	7,250	531,904
PGE Polska Grupa Energetyczna SA (a)	437,670	756,579
Polski Koncern Naftowy Orlen SA	312,097	4,677,456
Powszechna Kasa Oszczednosci Bank SA	427,795	3,176,094
Powszechny Zaklad Ubezpieczen SA	295,491	2,504,889
Santander Bank Polska SA	17,472	1,157,620
TOTAL POLAND		21,947,061
Qatar - 0.9%
Barwa Real Estate Co. (a)	926,124	722,233
Industries Qatar QSC (a)	737,140	2,843,912
Masraf al Rayan	2,707,249	2,029,461
Mesaieed Petrochemical Holding Co. (a)	2,155,265	1,272,416
Ooredoo QSC	379,505	931,633
Qatar Electricity & Water Co. (a)	231,583	1,130,650
Qatar Fuel Co. (a)	286,522	1,405,171
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	1,212,859	1,265,563
Qatar International Islamic Bank QSC (a)	478,718	1,355,278
Qatar Islamic Bank (a)	806,962	4,358,603
Qatar National Bank SAQ (a)	2,254,570	11,143,615
The Commercial Bank of Qatar (a)	1,577,526	2,599,068
TOTAL QATAR		31,057,603
Russia - 0.1%
Alrosa Co. Ltd. (a)(c)	1,399,461	308,550
Gazprom OAO (c)	6,384,126	885,326
Inter Rao Ues JSC (c)	20,040,158	146,424
LUKOIL PJSC (c)	224,329	92,020
Magnit OJSC GDR (Reg. S) (c)	193,190	941
MMC Norilsk Nickel PJSC (c)	34,221	301,617
Mobile TeleSystems OJSC sponsored ADR (a)(c)	247,296	246,304
Moscow Exchange MICEX-RTS OAO (a)(c)	808,717	206,024
Novatek PJSC GDR (Reg. S) (a)(c)	49,200	12,569
Novolipetsk Steel OJSC (a)(c)	812,466	10,337
PhosAgro PJSC:
GDR (c)	472	10
GDR (Reg. S) (c)	73,324	1,504
Polyus PJSC (a)(c)	18,462	57,537
Rosneft Oil Co. OJSC (c)	635,841	140,925
Sberbank of Russia (a)(c)	5,823,145	47,448
Severstal PAO (a)(c)	113,908	3,370
Surgutneftegas OJSC (c)	4,033,562	65,411
Tatneft PAO (c)	770,244	126,963
United Co. RUSAL International PJSC (c)	1,646,280	262,941
VTB Bank OJSC (a)(c)	1,801,039,946	91,192
TOTAL RUSSIA		3,007,413
Saudi Arabia - 3.8%
ACWA Power Co.	39,699	1,603,615
Advanced Polypropylene Co.	57,888	726,492
Al Rajhi Bank	958,428	20,940,873
Alinma Bank	479,145	4,193,955
Almarai Co. Ltd.	122,919	1,814,472
Arab National Bank	293,364	2,161,341
Arabian Internet and Communications Services Co. Ltd.	11,808	796,639
Bank Al-Jazira	196,811	1,015,257
Bank Albilad	239,745	2,865,058
Banque Saudi Fransi	288,770	3,143,153
Bupa Arabia for Cooperative Insurance Co.	36,701	1,529,453
Dallah Healthcare Co.	17,707	645,435
Dar Al Arkan Real Estate Development Co. (a)	259,058	862,836
Dr Sulaiman Al Habib Medical Services Group Co.	42,859	2,672,264
Elm Co.	11,880	1,126,906
Emaar The Economic City (a)	195,596	426,319
Etihad Etisalat Co.	185,371	1,746,034
Jarir Marketing Co.	27,597	1,105,939
Mobile Telecommunications Co. Saudi Arabia (a)	188,191	524,508
Mouwasat Medical Services Co.	24,021	1,318,499
Nahdi Medical Co.	18,165	915,752
National Industrialization Co. (a)	160,400	526,546
Rabigh Refining & Petrochemical Co. (a)	203,649	604,490
Riyad Bank	660,138	5,417,599
Sabic Agriculture-Nutrients Co.	104,832	3,826,801
Sahara International Petrochemical Co.	176,051	1,735,648
Saudi Arabian Mining Co.	421,432	8,275,923
Saudi Arabian Oil Co. (b)	1,181,224	10,370,725
Saudi Basic Industries Corp.	440,171	10,872,329
Saudi Electricity Co.	429,284	2,633,125
Saudi Industrial Investment Group	180,183	1,190,658
Saudi Investment Bank/The	240,293	1,151,204
Saudi Kayan Petrochemical Co. (a)	359,559	1,274,217
Saudi Research & Marketing Group (a)	17,851	891,361
Saudi Tadawul Group Holding Co.	23,443	1,011,928
Saudi Telecom Co.	728,688	7,164,558
The Saudi British Bank	451,930	4,371,185
The Saudi National Bank	1,072,816	13,520,969
The Savola Group	129,092	1,030,191
Yanbu National Petrochemical Co.	119,847	1,414,661
TOTAL SAUDI ARABIA		129,418,918
Singapore - 0.0%
BOC Aviation Ltd. Class A (b)	102,600	854,448
South Africa - 3.4%
Absa Group Ltd.	415,993	4,754,035
African Rainbow Minerals Ltd.	55,649	907,494
Anglo American Platinum Ltd.	26,013	1,921,165
AngloGold Ashanti Ltd.	204,762	4,305,139
Aspen Pharmacare Holdings Ltd.	186,446	1,619,937
Bid Corp. Ltd.	164,669	3,392,749
Bidvest Group Ltd./The	143,493	1,852,049
Capitec Bank Holdings Ltd.	42,643	4,391,126
Clicks Group Ltd.	113,439	1,730,140
Discovery Ltd. (a)	245,277	1,945,300
Exxaro Resources Ltd.	120,102	1,503,070
FirstRand Ltd.	2,474,778	9,166,635
Foschini Group Ltd./The	160,844	1,003,056
Gold Fields Ltd.	436,157	4,971,272
Growthpoint Properties Ltd.	1,628,354	1,312,042
Harmony Gold Mining Co. Ltd.	272,115	969,104
Impala Platinum Holdings Ltd.	416,699	4,821,974
Kumba Iron Ore Ltd.	31,658	963,477
Mr Price Group Ltd.	123,790	1,169,958
MTN Group Ltd.	831,486	7,018,411
MultiChoice Group Ltd.	187,172	1,288,690
Naspers Ltd. Class N	106,504	20,591,377
Nedbank Group Ltd.	226,192	2,927,106
Northam Platinum Holdings Ltd. (a)	165,316	1,621,522
Old Mutual Ltd.	2,307,516	1,568,846
Pepkor Holdings Ltd. (b)	727,692	859,429
Remgro Ltd.	262,865	2,115,006
Sanlam Ltd.	873,381	2,825,940
Sasol Ltd.	277,417	5,039,788
Shoprite Holdings Ltd.	246,860	3,406,952
Sibanye-Stillwater Ltd.	1,386,058	3,663,700
Spar Group Ltd./The	94,867	749,395
Standard Bank Group Ltd.	657,920	6,550,085
Vodacom Group Ltd.	318,338	2,232,025
Woolworths Holdings Ltd.	482,002	2,088,952
TOTAL SOUTH AFRICA		117,246,946
Taiwan - 13.7%
Accton Technology Corp.	247,000	2,016,806
Acer, Inc.	1,390,000	1,159,435
Advantech Co. Ltd.	208,066	2,377,120
ASE Technology Holding Co. Ltd.	1,596,592	5,382,310
Asia Cement Corp.	1,131,000	1,591,969
ASUSTeK Computer, Inc.	344,502	3,135,160
AUO Corp.	3,202,800	1,799,437
Catcher Technology Co. Ltd.	314,095	1,866,194
Cathay Financial Holding Co. Ltd.	4,173,834	5,937,073
Chang Hwa Commercial Bank	2,338,959	1,373,325
Cheng Shin Rubber Industry Co. Ltd.	884,000	1,019,204
China Airlines Ltd.	1,404,000	915,087
China Development Financial Ho	7,562,624	3,338,120
China Steel Corp.	5,773,289	6,104,224
Chunghwa Telecom Co. Ltd.	1,849,129	6,904,434
Compal Electronics, Inc.	2,051,000	1,546,929
CTBC Financial Holding Co. Ltd.	8,573,778	6,550,049
Delta Electronics, Inc.	953,717	9,240,638
E Ink Holdings, Inc.	418,000	2,423,462
E.SUN Financial Holdings Co. Ltd.	6,283,733	5,142,162
ECLAT Textile Co. Ltd.	94,129	1,568,459
eMemory Technology, Inc.	32,000	1,752,991
EVA Airways Corp.	1,253,000	1,221,691
Evergreen Marine Corp. (Taiwan)	498,494	2,544,473
Far Eastern New Century Corp.	1,576,000	1,720,975
Far EasTone Telecommunications Co. Ltd.	784,348	1,743,291
Feng Tay Enterprise Co. Ltd.	216,390	1,427,505
First Financial Holding Co. Ltd.	5,174,251	4,509,035
Formosa Chemicals & Fibre Corp.	1,741,149	4,193,058
Formosa Petrochemical Corp.	558,347	1,563,568
Formosa Plastics Corp.	2,026,085	6,034,269
Fubon Financial Holding Co. Ltd.	3,633,713	7,312,272
Giant Manufacturing Co. Ltd.	146,837	1,007,278
GlobalWafers Co. Ltd.	107,000	1,875,697
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,105,465	20,342,489
Hotai Motor Co. Ltd.	148,000	3,246,548
Hua Nan Financial Holdings Co. Ltd.	4,335,379	3,295,595
Innolux Corp.	4,444,380	1,816,762
Inventec Corp.	1,227,000	1,033,458
Largan Precision Co. Ltd.	48,451	3,454,538
Lite-On Technology Corp.	978,044	2,171,430
MediaTek, Inc.	742,615	17,926,776
Mega Financial Holding Co. Ltd.	5,450,446	5,815,017
Micro-Star International Co. Ltd.	331,000	1,452,597
momo.com, Inc.	32,200	856,151
Nan Ya Plastics Corp.	2,329,358	5,857,059
Nan Ya Printed Circuit Board Corp.	110,000	902,493
Nanya Technology Corp.	606,000	1,176,091
Nien Made Enterprise Co. Ltd.	86,000	895,587
Novatek Microelectronics Corp.	283,000	3,367,011
Pegatron Corp.	979,000	2,108,551
PharmaEssentia Corp. (a)	95,000	1,553,111
Pou Chen Corp.	1,086,391	1,245,382
Powerchip Semiconductor Manufacturing Corp.	1,445,933	1,666,333
President Chain Store Corp.	280,000	2,519,944
Quanta Computer, Inc.	1,321,000	3,296,327
Realtek Semiconductor Corp.	226,000	2,424,889
Ruentex Development Co. Ltd.	851,440	1,274,011
Shin Kong Financial Holding Co. Ltd.	6,408,732	1,922,967
Sinopac Financial Holdings Co.	5,012,535	2,893,353
Synnex Technology International Corp.	655,700	1,324,017
Taishin Financial Holdings Co. Ltd.	5,264,194	2,858,985
Taiwan Business Bank	2,941,000	1,310,829
Taiwan Cement Corp.	2,981,354	3,608,080
Taiwan Cooperative Financial Holding Co. Ltd.	4,794,516	4,233,106
Taiwan High Speed Rail Corp.	978,000	951,994
Taiwan Mobile Co. Ltd.	848,000	2,673,296
Taiwan Semiconductor Manufacturing Co. Ltd.	12,049,740	212,455,333
The Shanghai Commercial & Savings Bank Ltd.	1,882,439	2,923,046
Uni-President Enterprises Corp.	2,366,332	5,311,573
Unimicron Technology Corp.	613,000	2,819,807
United Microelectronics Corp.	5,797,000	9,478,266
Vanguard International Semiconductor Corp.	440,000	1,477,668
Voltronic Power Technology Corp.	32,000	1,617,936
Walsin Lihwa Corp.	1,258,779	2,289,324
Wan Hai Lines Ltd.	345,415	879,525
Win Semiconductors Corp.	166,000	1,069,412
Winbond Electronics Corp.	1,464,000	1,059,691
Wiwynn Corp.	42,629	1,069,814
WPG Holding Co. Ltd.	784,880	1,250,133
Yageo Corp.	169,114	3,066,921
Yang Ming Marine Transport Corp.	862,000	1,808,944
Yuanta Financial Holding Co. Ltd.	4,899,141	3,680,756
TOTAL TAIWAN		472,030,626
Thailand - 2.1%
Advanced Information Service PCL NVDR	592,100	3,526,121
Airports of Thailand PCL NVDR (a)	2,119,200	4,806,702
Asset World Corp. PCL NVDR	4,015,700	731,442
B. Grimm Power PCL:
(For. Reg.)	70,900	87,377
NVDR	334,100	411,742
Bangkok Dusit Medical Services PCL:
(For. Reg.)	47,900	43,560
NVDR	5,026,200	4,570,782
Bangkok Expressway and Metro PCL NVDR	3,825,900	1,132,775
Berli Jucker PCL unit	605,400	703,342
BTS Group Holdings PCL NVDR	3,981,600	1,027,616
Bumrungrad Hospital PCL:
NVDR	286,500	1,899,104
(For. Reg.)	7,300	48,389
Carabao Group PCL NVDR	114,700	361,444
Central Pattana PCL:
(For. Reg.)	449,000	978,755
NVDR	503,500	1,097,557
Central Retail Corp. PCL:
(For. Reg.)	217,424	283,003
NVDR	738,800	961,636
Charoen Pokphand Foods PCL:
(For. Reg.)	1,700	1,224
(NVDR)	1,922,600	1,384,215
CP ALL PCL NVDR	2,867,300	5,825,358
Delta Electronics PCL NVDR	152,600	4,216,803
Electricity Generating PCL NVDR	110,200	585,758
Energy Absolute PCL NVDR	841,300	2,224,518
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	600	1,263
NVDR	292,600	616,157
Gulf Energy Development PCL NVDR	1,475,100	2,425,607
Home Product Center PCL NVDR	2,821,000	1,234,621
Indorama Ventures PCL NVDR	847,600	1,050,111
Intouch Holdings PCL NVDR	507,400	1,127,715
JMT Network Services PCL NVDR	313,300	513,431
Kasikornbank PCL NVDR	298,500	1,324,138
Krung Thai Bank PCL:
(For. Reg.)	553,800	296,342
NVDR	1,227,300	656,736
Krungthai Card PCL:
(For. Reg.)	142,000	245,533
NVDR	277,000	478,963
Land & House PCL:
NVDR	3,954,100	1,195,151
(For. Reg.)	217,100	65,618
Minor International PCL:
unit (a)	1,443,500	1,470,344
(For. Reg.) (a)	127,526	129,898
Muangthai Leasing PCL:
(For. Reg.)	4,001	4,607
NVDR	367,800	423,499
Osotspa PCL NVDR	624,800	534,911
PTT Exploration and Production PCL:
(For. Reg.)	29,800	156,459
NVDR	653,400	3,430,543
PTT Global Chemical PCL NVDR	1,116,700	1,683,421
PTT Oil & Retail Business PCL NVDR	1,428,600	976,708
PTT PCL NVDR	4,910,900	4,991,058
Ratch Group PCL unit	407,600	525,858
Robinsons Department Store PCL (For. Reg.) (a)	55,100	112,971
SCB X PCL:
(For. Reg.)	184,400	587,447
NVDR unit	240,700	766,803
SCG Packaging PCL NVDR	641,100	1,024,835
Siam Cement PCL:
(For. Reg.)	8,400	86,204
NVDR	377,700	3,876,104
Srisawad Corp. PCL:
warrants 8/29/25 (a)	16,016	2,280
NVDR	311,500	509,322
Thai Oil PCL NVDR	604,721	1,070,472
Thai Union Frozen Products PCL:
(For. Reg.)	100	49
NVDR	1,437,800	702,148
True Corp. PCL NVDR	5,608,100	832,859
TOTAL THAILAND		72,039,409
Turkey - 0.5%
Akbank TAS	1,525,015	1,376,703
Aselsan A/S	334,582	1,010,368
Bim Birlesik Magazalar A/S JSC	222,722	1,474,216
Eregli Demir ve Celik Fabrikalari T.A.S.	683,081	1,383,648
Ford Otomotiv Sanayi A/S	34,133	925,675
Haci Omer Sabanci Holding A/S	498,844	1,034,857
Hektas Ticaret A/S (a)	556,968	932,759
Koc Holding A/S	372,354	1,513,429
Sasa Polyester Sanayi A/S	219,238	1,169,083
Turk Hava Yollari AO (a)	269,839	1,974,021
Turkcell Iletisim Hizmet A/S	592,518	1,143,501
Turkiye Is Bankasi A/S Series C	1,710,443	989,387
Turkiye Petrol Rafinerileri A/S (a)	61,094	1,920,916
Turkiye Sise ve Cam Fabrikalari A/S	673,389	1,415,570
Yapi ve Kredi Bankasi A/S	1,444,029	697,092
TOTAL TURKEY		18,961,225
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC	1,323,620	3,030,586
Abu Dhabi Islamic Bank	709,116	1,818,593
Abu Dhabi National Oil Co. for Distribution PJSC	1,483,260	1,776,795
Aldar Properties PJSC	1,803,432	2,140,689
Dubai Islamic Bank Pakistan Ltd.	1,286,751	1,944,262
Emaar Properties PJSC (a)	1,905,705	2,884,680
Emirates NBD Bank PJSC (a)	899,672	3,171,913
Emirates Telecommunications Corp.	1,809,652	12,661,800
First Abu Dhabi Bank PJSC	2,234,118	8,272,033
Multiply Group (a)	1,632,318	1,795,368
Q Holding Pjsc (a)	976,652	914,672
TOTAL UNITED ARAB EMIRATES		40,411,391
United States of America - 0.5%
360 DigiTech, Inc. ADR	52,947	1,277,611
Legend Biotech Corp. ADR (a)	21,275	1,074,388
Southern Copper Corp.	41,687	3,135,279
Yum China Holdings, Inc.	205,245	12,645,144
TOTAL UNITED STATES OF AMERICA		18,132,422
TOTAL COMMON STOCKS (Cost $2,483,118,502)		3,283,240,110

Nonconvertible Preferred Stocks - 2.1%
	Shares	Value ($)
Brazil - 1.2%
Banco Bradesco SA (PN)	2,588,488	7,149,026
Braskem SA Class A	93,200	428,335
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	123,505	1,033,284
Companhia Energetica de Minas Gerais (CEMIG) (PN)	683,760	1,543,622
Gerdau SA	561,700	3,622,729
Itau Unibanco Holding SA	2,370,871	11,830,302
Itausa-Investimentos Itau SA (PN)	2,509,013	4,216,039
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,387,800	12,262,858
TOTAL BRAZIL		42,086,195
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	69,847	6,794,369
Colombia - 0.1%
Bancolombia SA (PN)	236,518	1,797,813
Korea (South) - 0.6%
Hyundai Motor Co.	7,705	538,586
Hyundai Motor Co. Series 2	21,587	1,509,868
LG Chemical Ltd.	3,763	935,897
LG H & H Co. Ltd.	769	198,729
Samsung Electronics Co. Ltd.	404,912	18,147,886
TOTAL KOREA (SOUTH)		21,330,966
Russia - 0.0%
Surgutneftegas OJSC (c)	3,570,022	82,316
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $53,342,783)		72,091,659

Government Obligations - 0.4%
	Principal Amount (e)	Value ($)
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $14,718,646)	15,000,000	14,718,389

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	72,707,161	72,721,702
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	13,720,841	13,722,213
TOTAL MONEY MARKET FUNDS (Cost $86,443,915)		86,443,915

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,637,623,846)	3,456,494,073
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(10,828,330)
NET ASSETS - 100.0%	3,445,665,743

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,739	Mar 2023	90,827,970	1,891,580	1,891,580

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,202,049 or 5.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,413,554.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	3,464,344	455,769,123	386,511,765	806,522	-	-	72,721,702	0.2%
Fidelity Securities Lending Cash Central Fund 4.38%	16,509,541	51,320,175	54,107,503	81,771	-	-	13,722,213	0.0%
Total	19,973,885	507,089,298	440,619,268	888,293	-	-	86,443,915

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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